Financial instruments	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Financial instruments
25. Financial instruments
A.
Financial assets and liabilities:
The following tables present the carrying value and fair value of each category of financial assets and liabilities as at March 31, 2019 and

March 31,
2020.

As at March 31, 2019:
	( ₹ in million)
Financial assets	Fair value through profit or loss		Fair value through other comprehensive income	Derivatives designated as hedging instruments	Amortised cost	Total carrying value	Total fair value
Financial assets investments
—at fair value	47,717	*	1,148	—	—	48,865	48,865
Other non—current assets	—		—	—	47,959	47,959	47,959
Trade and other receivable	2,267	**	—	—	63,203	65,470	65,470
Short term investments
—Bank deposits	—		—	—	10,368	10,368	10,368
—Other investments	281,744		—	—	—	281,744	281,744
Financial instruments (derivatives)	302		—	476	—	778	778
Cash and cash equivalents	—		—	—	72,291	72,291	72,291
Restricted cash and cash equivalents	—		—	—	1,040	1,040	1,040

Total	332,030		1,148	476	194,861	528,515	528,515

*	Structured investments purchased from Volcan Investments Limited (Refer Note 35)
**	Under IFRS 9, provisionally priced receivables are fair valued at each reporting date.

As at March 31, 2019:
	( ₹ in million)
Financial liabilities	Fair value through profit or loss		Derivatives designated as hedging instrument	Amortised cost	Others*	Total carrying value	Total fair value
Borrowings	—		—	662,262	—	662,262	661,853
Acceptances	—		—	81,157	—	81,157	81,157
Trade and other payables	10,635	**	—	233,475	1,953	246,063	246,063
Financial instruments (derivatives)	5,429		70	—	—	5,499	5,499

Total	16,064		70	976,894	1,953	994,981	994,572

*	Includes put option liability accounted for at fair value (Refer Note 24)
**	Under IFRS 9, provisionally priced payables are fair valued at each reporting date.

As at March 31, 2020:
	( ₹ in million)							(US dollars in million)
Financial assets	Fair value through profit or loss		Fair value through other comprehensive income	Derivatives designated as hedging instruments	Amortised cost	Total carrying value	Total fair value	Total carrying value	Total fair value
Financial assets investments
—at fair value	500		411	—	—	911	911	12	12
Other non—current assets	—		—	—	49,384	49,384	49,384	655	655
Trade and other receivable	506	*	—	—	51,392	51,898	51,898	688	688
Short term investments
—Bank deposits	—		—	—	80,633	80,633	80,633	1,070	1,070
—Other investments	246,577		—	—	—	246,577	246,577	3,270	3,270
Financial instruments (derivatives)	2,760		—	4,187	—	6,947	6,947	92	92
Cash and cash equivalents	—		—		50,598	50,598	50,598	671	671
Restricted cash and cash equivalents	—		—	—	960	960	960	13	13

Total	250,343		411	4,187	232,967	487,908	487,908	6,471	6,471

*	Under IFRS 9, provisionally priced receivables are fair valued at each reporting date.

As at March 31, 2020:
	( ₹ in million)							(US dollars in million)
Financial liabilities	Fair value through profit or loss		Derivatives designated as hedging instrument	Amortised cost	Others*	Total carrying value	Total fair value	Total carrying value	Total fair value
Borrowings	—		—	579,475	—	579,475	580,521	7,686	7,700
Acceptances	—		—	101,851	—	101,851	101,851	1,351	1,351
Trade and other payables	5,170	**	—	205,445	2,472	213,087	213,087	2,826	2,826
Financial instruments (derivatives)	464		947		—	1,411	1,411	19	19

Total	5,634		947	886,771	2,472	895,824	896,870	11,882	11,896

*	Includes put option liability accounted for at fair value (Refer Note 24)
**	Under IFRS 9, provisionally priced payables are fair valued at each reporting date.
Fair value hierarchy
The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities

•	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices)

•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs)

The below table summarizes the categories of financial assets and liabilities as at March 31, 2019 and

March 31,
2020 measured at fair value:

As at March 31, 2019	(Level 1)	(Level 2)	(Level 3)
	( ₹ in million)
Financial assets
At fair value through profit or loss
— Short term investments	67,122	213,813	809
— Financial asset investments held at fair value*	—	47,717	—
— Derivatives financial assets	—	302	—
— Trade and other receivables	—	2,267	—
At fair value through other comprehensive income
— Financial asset investments held at fair value	1,041	—	107
Derivatives designated as hedging instruments
— Derivatives financial assets	—	476	—

	68,163	264,575	916

Financial liabilities
At fair value through profit or loss
—Derivatives financial liabilities	—	5,429	—
Trade payable	—	10,635	—
Derivatives designated as hedging instruments
—Derivatives financial liabilities	—	70	—
Trade and other payables- Put option liability with non controlling interest (Refer Note 24)	—	—	1,953

	—	16,134	1953

*	Structured investments purchased from Volcan Investments Limited (Refer Note 35)

As at March 31, 2020	(Level 1)	(Level 2)	(Level 3)	(Level 1)	(Level 2)	(Level 3)
	( ₹ in million)			(US dollars in million)
Financial assets
At fair value through profit or loss
— Investments	75,975	170,602	500	1,008	2,263	7
— Derivatives financial assets	—	2,760	—	—	37	—
— Trade and other receivables	—	506	—	—	7	—
At fair value through other comprehensive income
— Financial asset investments held at fair value	304	—	107	4	—	1
Derivatives designated as hedging instruments
— Derivatives financial assets	—	4,187		—	56	—

	76,279	178,055	607	1,012	2,363	8

Financial liabilities
At fair value through profit or loss
—Derivatives financial liabilities	—	464	—	—	6	—
Trade payable	—	5,170	—	—	69	—
Derivatives designated as hedging instruments
—Derivatives financial liabilities	—	947	—	—	13	—
Trade and other payables- Put option liability with non controlling interest (Refer Note 24)	—	—	2,472	—	—	33

	—	6,581	2,472	—	88	33

The below table summarizes the fair value of borrowings which are carried at amortised cost as at March 31, 2019 and
 March 31,
2020:

As at March 31, 2019	(Level 2)
( ₹ in million)
Financial Liabilities
- Borrowings	661,853

661,853

As at March 31, 2020	(Level 2)	(Level 2)
	( ₹ in million)	US dollars in million
Financial Liabilities
- Borrowings	580,521	7,700

	580,521	7,700

The fair value of the financial assets and liabilities are at the amount that would be received to sell an asset and paid to transfer a liability in an orderly transaction between market participants at the measurement date. The following methods and assumptions were used to estimate the fair values:

•
Investments traded in active markets are determined by reference to quotes from the financial institutions; for example: Net asset value (NAV) for investments in mutual funds declared by mutual fund house. For other listed securities traded in markets which are not active, the quoted price is used wherever the pricing mechanism is same as for other marketable securities traded in active markets. Other current investments and structured investments are valued by referring to market inputs including quotes, trades, poll, primary issuances for securities and /or underlying securities issued by the same or similar issuer for similar maturities and movement in benchmark security, etc.

•
Financial assets forming part of Trade and other receivables, cash and cash equivalents (including restricted cash and cash equivalents), bank deposits, financial liabilities forming part of trade and other payables, acceptances and short-term borrowings being carried at amortised cost. Approximate their carrying amounts largely due to the short-term maturities of these instruments.

•
Non-current
fixed-rate and variable-rate borrowings: Fair value has been determined by the Group based on parameters such as interest rates, specific country risk factors, and the risk characteristics of the financed project.

•	Quoted financial asset investments: Fair value is derived from quoted market prices in active markets.

•	Unquoted financial asset investments: Fair value of unquoted securities are determined by reference to discounted cash flows model.

•
Derivative financial assets/liabilities: The Group enters into derivative financial instruments with various counterparties. Interest rate swaps, foreign exchange forward contracts and commodity forward contracts are valued using valuation techniques, which employs the use of market observable inputs. The most frequently applied valuation techniques by the Group include forward pricing and swap models, using present value calculations. The models incorporate various inputs including the foreign exchange spot and forward rates, yield curves of the respective currencies, currency basis spreads between the respective currencies, interest rate curves and forward rate curves of the underlying commodity. Commodity contracts are valued using the forward LME rates of commodities actively traded on the listed metal exchange i.e. London Metal Exchange, United Kingdom (UK).

•
Other
non-current
financial assets and financial liabilities: Fair value is calculated using a discounted cash flow model with market assumptions, unless the carrying value is considered to approximate to fair value.

For all other financial instruments, the carrying amount is either the fair value, or approximates the fair value.
The changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationship and the value of other financial instruments recognised at fair value.
The estimated fair value amounts as at March 31, 20
19
and March 31, 20
20
have been measured as at that date. As such, the fair values of these financial instruments subsequent to reporting date may be different than the amounts reported at each year-end.

There were no significant transfers between level 1, level 2 and level 3 during the current year.
Risk management framework
The Group’s businesses are subject to several risks and uncertainties including financial risks.
The Group’s documented risk management polices act as an effective tool in mitigating the various financial risks to which the businesses are exposed to in the course of their daily operations. The risk management policies cover areas such as liquidity risk, commodity price risk, foreign exchange risk, interest rate risk, counterparty credit risk and capital management.
Risks are identified at both the corporate and individual subsidiary level with active involvement of senior management. Each operating subsidiary in the Group has in place risk management processes which are in line with the Group’s policy. Each significant risk has a designated ‘owner’ within the Group at an appropriate senior level. The potential financial impact of the risk and its likelihood of a negative outcome are regularly updated.
The risk management process is coordinated by the Management Assurance function and is regularly reviewed by the Group’s Audit Committee. The Audit Committee is aided by the other committees of the Board including the Risk Management Committee, which meets regularly to review risks as well as the progress against the planned actions. Key business decisions are discussed at the periodic meetings of the Executive Committee. The overall internal control environment and risk management programme including financial risk management is reviewed by the Audit Committee on behalf of the Board.
The risk management framework aims to:

•	improve financial risk awareness and risk transparency

•	identify, control and monitor key risks

•	identify risk accumulations

•	provide management with reliable information on the Group’s risk situation

•	improve financial returns
Treasury management
Treasury management focuses on liability management, capital protection, liquidity maintenance and yield maximization. The treasury policies are approved by the Committee of the Board. Daily treasury operations of the subsidiary companies are managed by their respective finance teams within the framework of the overall Group treasury policies. Long-term fund raising including strategic treasury initiatives are managed jointly by the business treasury team and the central team at corporate treasury while short-term funding for routine working capital requirements is delegated to subsidiary companies. A monthly reporting system exists to inform senior management of investments and debt position, exposure to currency, commodity and interest rate risk and their mitigants including the derivative position. The Group has a strong system of internal control which enables effective monitoring of adherence to Group’s policies. The internal control measures are effectively supplemented by regular internal audits.
The investment portfolio at the Group is independently reviewed by CRISIL Limited and Group portfolio has been rated as Tier I or “Very Good” meaning highest safety. The investments are made keeping in mind safety, liquidity and yield maximization.
The Group uses derivative instruments to manage the exposure in foreign currency exchange rates, interest rates and commodity prices. The Group does not acquire or issue derivative financial instruments for trading or speculative purposes. The Group does not enter into complex derivative transactions to manage the treasury and commodity risks. Both treasury and commodities derivative transactions are normally in the form of forward contracts, interest rate and currency swaps and these are in line with the Group’s policies.
Equity price risk
As at March 31, 2019, the Group held economic interest in a structured investment for the equity shares of Anglo American Plc (AA Plc), a company listed on the London Stock Exchange, having fair value of
₹
 47,717
 million
.
The instrument is exposed to equity price movements of AA Plc, subject to a put option embedded therein (Refer Note 35).
Set out below is the impact of 10% increase/ decrease in equity prices on pre-tax
profit/ (loss) for the year ended March 31, 2019 and
pre-tax
equity as a result of changes in value of the investment:

For the year ended March 31, 2019:

	( ₹ in million)
Financial asset investment	Total Exposure (fair value)	Effect on pre-tax profit/(loss) of a 10% increase in the equity price	Effect on pre-tax equity of a 10% increase in the equity price	Effect on pre-tax profit/(loss) of a 10% decrease in the equity price	Effect on pre-tax equity of a 10% decrease in the equity price
Structured investment	47,717	4,117	—	(1,927)	—

The above sensitivities are based on change in price of the underlying equity shares of AA plc and provide the estimated impact of the change on profit and equity assuming that all other variables remain constant.
There are no material equity risk exposures as at March 31, 2020.
Commodity price risk
The Group is exposed to the movement of base metal commodity prices on the London Metal Exchange. Any decline in the prices of the base metals that the Group produces and sells will have an immediate and direct impact on the profitability of the businesses. As a general policy, the Group aims to sell the products at prevailing market prices. The commodity price risk in import of input commodity such as Copper Concentrate & Alumina, for our copper and aluminium business respectively, is hedged on back-to
back basis ensuring no price risk for the business. Hedging is used primarily as a risk management tool and, in some cases, to secure future cash flows in cases of high volatility by entering into forward contracts or similar instruments. The hedging activities are subject to strict limits set out by the Board and to a strictly defined internal control and monitoring mechanism. Decisions relating to hedging of commodities are taken at the Executive Committee level, basis clearly laid down guidelines.
Whilst the Group aims to achieve average LME prices for a month or a year, average realised prices may not necessarily reflect the LME price movements because of a variety of reasons such as uneven sales during the year and timing of shipments.
The Group is also exposed to the movement of international crude oil price and the discount in the price of Rajasthan crude oil to Brent price.
Financial instruments with commodity price risk are entered into in relation to following activities:

•	economic hedging of prices realised on commodity contracts

•	cash flow hedging of revenues, forecasted highly probable transactions
Aluminum
The requirement of the primary raw material, alumina, is partly met from own sources and the rest is purchased primarily on negotiated price terms. Sales prices are linked to the LME prices. At present, the Group on selective basis hedges the aluminium content in outsourced alumina to protect its margins.
The Group also enters into hedging arrangements for its aluminium sales to realise average month of sale LME prices.

Copper
The Group’s custom smelting copper operations at Tuticorin is benefitted by a natural hedge except to the extent of a possible mismatch in quotational periods between the purchase of concentrate and the sale of finished copper. The Group’s policy on custom smelting is to generate margins from Treatment charges/Refining charges or “Tc/Rc”, improving operational efficiencies, minimising conversion cost, generating a premium over LME on sale of finished copper, sale of by-products
and from achieving import parity on domestic sales. Hence, mismatches in quotational periods are managed to ensure that the gains or losses are minimised. The Group hedges this variability of LME prices through forward contracts and tries to make the LME price a pass-through cost between purchases of copper concentrate and sales of finished products, both of which are linked to the LME price.
Tc/Rcs are a major source of income for the Indian copper smelting operations. Fluctuations in Tc/Rcs are influenced by factors including demand and supply conditions prevailing in the market for mine output. The Group’s copper business has a strategy of securing a majority of its concentrate feed requirement under long-term contracts with mines.
Zinc, Lead and Silver
The sales prices are linked to the LME prices. The Group also enters into hedging arrangements for its Zinc, Lead and Silver sales to realise average month of sale LME prices.
Zinc International
Raw material for zinc and lead is mined in Namibia and South Africa with sales prices linked to the LME prices.
Iron ore
The Group sells its Iron Ore production from Goa on the prevailing market prices and from Karnataka through
e-auction
route as mandated by State Government of Karnataka in India.
Oil and gas
The prices of various crude oils are based upon the price of the key physical benchmark crude oil such as Dated Brent, West Texas Intermediate, and Dubai/Oman etc. The crude oil prices move based upon market factors like supply and demand. The regional producers price their crude basis these benchmark crude with a premium or discount over the benchmark based upon quality differential and competitiveness of various grades.
Natural gas markets are evolving differently in important geographical markets. There is no single global market for natural gas. This could be owing to difficulties in large-scale transportation over long distances as compared to crude oil. Globally, there are three main regional hubs for pricing of natural gas, which are USA (Henry Hub Prices), UK (NBP Price) and Japan (imported gas price, mostly linked to crude oil).
Provisionally priced financial instruments
The value of net financial liabilities linked to commodities (excluding derivatives) accounted for on provisional prices was
₹
 8,368 million and
₹
 4,664 million ($ 62 million) as at March 31, 2019 and March 31, 2020 respectively. These instruments are subject to price movements at the time of final settlement and the final price of these instruments will be determined in the financial year beginning April
01
, 2020.
Set out below is the impact of 10% increase in LME prices on pre-tax
profit/(loss) for the year and
pre-tax
equity as a result of changes in the value of the Group’s commodity financial instruments:

For the year ended March 31, 2019	( ₹ in million)
	Total exposure	Effect on pre-tax profit/(loss) of a 10% increase in the LME	Effect on pre-tax equity of a 10% increase in the LME
Copper	1,851	(185)	—

For the year ended March 31, 2020	( ₹ in million)
	Total exposure	Effect on pre-tax profit/(loss) of a 10% increase in the LME	Effect on pre-tax equity of a 10% increase in the LME
Copper	(10,279)	(1,028)	—

For the year ended March 31, 2020	(US dollars in million)
	Total exposure	Effect on pre-tax profit/(loss) of a 10% increase in the LME	Effect on pre-tax equity of a 10% increase in the LME
Copper	(136)	(14)	—
The above sensitivities are based on volumes, costs, exchange rates and other variables and provide the estimated impact of a change in LME prices on profit and equity assuming that all other variables remain constant. A 10% decrease in LME prices would have an equal and opposite effect on the Group’s financial statements.
The impact on
pre-tax
profit/(loss) mentioned above includes the impact of a 10% increase in closing copper LME for provisionally priced copper concentrate purchased at Copper division custom smelting operations in India of
₹
 738 million loss and
₹
 790 million loss ($ 10 million loss) for the year ended March 31, 2019 and March 31, 2020 respectively, which is pass through in nature and as such will not have any impact on the profitability.
Financial risk
The Group’s Board approved financial risk policies include monitoring, measuring and mitigating the liquidity, currency, interest rate and counterparty risk. The Group does not engage in speculative treasury activity but seeks to manage risk and optimize interest and commodity pricing through proven financial instruments.
(a) Liquidity
The Group requires funds both for short-term operational needs as well as for long-term investment programmes mainly in growth projects. The Group generates sufficient cash flows from the current operations which together with the available cash and cash equivalents short-term investments and structured investment net of deferred consideration payable for such investments provide liquidity both in the short-term as well as in the long-term.
Anticipated future cash flows, together with undrawn fund based committed facilities of
₹
 31,744 million ($ 421 million), and cash and short term investments of
₹
 378,768 million ($ 5,024 million) as at March 31, 2020, are expected to be sufficient to meet the liquidity requirement of the Group in the near future.
The Group has been rated by CRISIL Limited (CRISIL) and India Ratings and Research Private Limited (India Rating) for its capital market issuance in the form of CPs and NCDs and for its banking facilities in line with Basel II norms.
CRISIL changed the outlook for the Group’s long-term bank facilities and its
Non-Convertible
Debentures (NCD) programme to CRISIL AA / Stable from CRISIL AA /Positive during the year on account of delay in deleveraging amid weaker commodity prices. India Ratings has revised the outlook on Vedanta Limited’s ratings to IND AA / Stable from IND AA/ Positive on account of weaker profitability resulting in delay in deleveraging. Vedanta Limited has the highest short term rating on its working capital and Commercial Paper Programme at A1+ from CRISIL and India Ratings.
The Group remains committed to maintaining a healthy liquidity, a low gearing ratio, deleveraging and strengthening our balance sheet.
The maturity profile of the Group’s financial liabilities based on the remaining period from the balance sheet date to the contractual maturity date is given in the table below. The figures reflect the contractual undiscounted cash obligation of the Group:

As at March 31, 2019 Payment due by year	<1 year	1-3 years	3-5 years	>5 years	Total
	( ₹ in million)
Acceptances*	82,892	—	—	—	82,892
Trade and other payables**	219,863	11,187	1,953		233,003
Bank and other borrowings***	355,903	255,914	73,739	111,485	797,041
Derivative financial liabilities	4,510	989	—	—	5,499

	663,168	268,090	75,692	111,485	1,118,435

*	Includes committed interest payments
**	Includes both Non-current and current financial liabilities and committed interest payment, as applicable. Excludes interest accrued on borrowings.
***	Includes Non-current borrowings, current borrowings, committed interest payments on borrowings and interest accrued on borrowings.

As at March 31, 2020 Payment due by year	<1 year	1 - 3 years	3 - 5 years	>5 years	Total
	( ₹ in million)
Acceptances*	102,759	—	—	—	102,759
Lease Liability	4,566	950	404	679	6,599
Trade and other payables**	180,679	11,339	1	—	192,019
Bank and other borrowings***	259,161	244,823	95,469	115,365	714,818
Derivative financial liabilities	960	451	—	—	1,411

	548,125	257,563	95,874	116,044	1,017,606

US dollars in million	7,271	3,416	1,272	1,539	13,498

*	Includes committed interest payments
**	Includes both Non-current and current financial liabilities and committed interest payment, as applicable. Excludes interest accrued on borrowings.
***	Includes Non-current borrowings, current borrowings, committed interest payments on borrowings and interest accrued on borrowings.
The Group had access to following funding facilities:

As at March 31, 2019
Funding facility	Total facility	Drawn	Un drawn
	( ₹ in million)	( ₹ in million)	( ₹ in million)
Fund/ Non-fund based	667,931	517,801	150,130

As at March 31, 2020
Funding facility	Total facility	Drawn	Un drawn
	( ₹ in million)	( ₹ in million)	( ₹ in million)
Fund/ Non-fund based	637,259	526,107	111,152

As at March 31, 2020
Funding facility	Total facility	Drawn	Un draw
	(US dollars in million)	(US dollars in million)	(US dollars in million)
Fund/ Non-fund based	8,452	6,978	1,474

Collateral
The Group has pledged financial instruments with carrying amount of
₹
 217,510 million and
₹
 215,949 million ($ 2,864 million) as at March 31, 2019 and March 31, 2020 respectively and inventories with carrying amount of
₹
 97,498 million and
₹
 85,138 million ($ 1,129 million) as at March 31, 2019 and March 31, 2020 respectively as per the requirements specified in various financial facilities in place. The counterparties have an obligation to release the securities to the Group when financial facilities are surrendered.
(b) Foreign currency risk
Fluctuations in foreign currency exchange rates may have an impact on the consolidated statements of profit or loss, the consolidated statements of change in equity, where any transaction references more than one currency or where assets/liabilities are denominated in a currency other than the functional currency of the respective consolidated entities.
Considering the countries and economic environment in which the Group operates, its operations are subject to risks arising from the fluctuations primarily in the US dollar, Australian dollar, Namibian dollar, AED, ZAR, GBP, INR, JPY and Euro against the functional currencies of its subsidiaries.
Exposures on foreign currency loans are managed through the Group wide hedging policy, which is reviewed periodically to ensure that the results from fluctuating currency exchange rates are appropriately managed. The Group strives to achieve asset liability offset of foreign currency exposures and only the net position is hedged.
The Group’s presentation currency is Indian Rupee. The majority of the assets are located in India and the Indian Rupee is the functional currency for the Indian operating subsidiaries except for Oil and Gas business. Natural hedges available in the business are identified at each entity level and hedges are placed only for the net exposure. Short-term net exposures are hedged progressively based on their maturity. A more conservative approach has been adopted for project expenditures to avoid budget overruns, where cost of the project is calculated taking into account the hedge cost. The hedge mechanisms are reviewed periodically to ensure that the risk from fluctuating currency exchange rates is appropriately managed.
The following analysis is based on the gross exposure as at the reporting date which could affect the consolidated statements of profit or loss. The exposure summarised below is mitigated by some of the derivative contracts entered into by the Group as disclosed under the section on “Derivative financial instruments”
The carrying amount of the Group’s financial assets and liabilities in different currencies are as follows:

	As at March 31, 2019		As at March 31, 2020		As at March 31, 2020
	Financial assets	Financial liabilities	Financial assets	Financial liabilities	Financial assets	Financial liabilities
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)	(US dollars in million)
INR	330,048	695,617	353,005	605,410	4,681	8,030
USD	141,865	257,825	127,624	267,061	1,693	3,542
Others	56,602	41,539	7,279	23,353	97	310

Total	528,515	994,981	487,908	895,824	6,471	11,882

The Group’s exposure to foreign currency arises where a Group company holds monetary assets and liabilities denominated in a currency different to the functional currency of that entity, with USD (US Dollar) being the major non-functional
currency of the Group’s main operating subsidiaries.
The foreign exchange rate sensitivity is calculated by the aggregation of the net foreign exchange rate exposure with a simultaneous parallel foreign exchange rates shift in the currencies by 10 % against the functional currencies of the respective entities.

Set out below is the impact of a 10% strengthening in the functional currencies of the respective entities on pre-tax
profit/(loss) and
pre-tax
equity arising as a result of the revaluation of the Group’s foreign currency monetary financial assets/liabilities :

For the year ended March 31, 2019	Effect of 10% strengthening of functional currency on pre-tax profit/(loss)	Effect of 10% strengthening of foreign currency on equity (pre-tax)
	( ₹ in million)	( ₹ in million)
USD	10,287	0
INR	(975)	—

For the year ended March 31, 2020	Effect of 10% strengthening of functional currency on pre-tax profit/(loss)	Effect of 10% strengthening of foreign currency on equity (pre-tax)	Effect of 10% strengthening of functional currency on pre-tax profit/(loss)	Effect of 10% strengthening of foreign currency on equity (pre-tax)
	( ₹ in million)	( ₹ in million)	(US dollars in million)	(US dollars in million)
USD	13,207	—	175	—
INR	276	—	4	—
A 10% weakening of the functional currencies of respective businesses would have an equal and opposite effect on the Group’s financial statements.

(c) Interest rate risk
The
Group’s net debt of
₹

269,801 million and
₹
 200,707 million ($ 2,662 million)
as at
March 31, 2019
and March 31, 2020 respectively,
comprise
s
debt of
₹

662,262 million and
₹
 579,475 million ($ 7,686 million)
as at
March 31, 2019
 and March 31, 2020 respectively,
offset by
cash, cash equivalents, short term investments and structured investment net of deferred consideration payable for such investments of
₹

392,461 million and
₹
 378,768 million ($ 5,024 million)
as at
March 31,

2019
 and March 31, 2020 respectively
.
The Group is exposed to interest rate risk on short-term and long-term floating rate instruments and on the refinancing of fixed rate debt. The Group’s policy is to maintain a balance of fixed and floating interest rate borrowings and the proportion of fixed and floating rate debt is determined by current market interest rates.
The borrowings of the Group are principally denominated in Indian Rupees and US dollars with mix of fixed and floating rates of interest. The USD floating rate debt is linked to US dollar LIBOR and INR floating rate debt to Bank’s base rate. The Group has a policy of selectively using interest rate swaps, option contracts and other derivative instruments to manage its exposure to interest rate movements. These exposures are reviewed by appropriate levels of management on a monthly basis.
The Group invests cash and liquid investments in short-term deposits and debt mutual funds, some of which generate a tax-free
return, to achieve the Group’s goal of maintaining liquidity, carrying manageable risk and achieving satisfactory returns.
Floating rate financial assets are largely mutual fund investments which have debt securities as underlying assets. The returns from these financial assets are linked to market interest rate movements; however the counterparty invests in the agreed securities with known maturity tenure and return and hence has manageable risk.
The exposure of the Group’s financial assets as at March 31, 2019 to interest rate risk is as follows:

	Floating rate financial assets	Fixed rate financial assets	Non-interest bearing financial assets	Total financial assets
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Financial assets	146,737	192,262	189,516	528,515

	146,737	192,262	189,516	528,515

The exposure of the Group’s financial liabilities as at March 31, 2019 to interest rate risk is as follows:

	Floating rate financial liabilities	Fixed rate financial liabilities	Non-interest bearing financial liabilities	Total financial liabilities
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Financial liabilities	309,226	436,913	248,842	994,981

	309,226	436,913	248,842	994,981

The exposure of the Group’s financial assets as at March 31, 2020 to interest rate risk is as follows:

	Floating rate financial assets	Fixed rate financial assets	Non-interest bearing financial assets	Total financial assets
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Financial assets	121,046	244,344	122,518	487,908

	121,046	244,344	122,518	487,908

(US dollars in million)	1,606	3,241	1,624	6,471
The exposure of the Group’s financial liabilities as at March 31, 2020 to interest rate risk is as follows:

	Floating rate financial liabilities	Fixed rate financial liabilities	Non-interest bearing financial liabilities	Total financial liabilities
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Financial liabilities	312,971	374,148	208,705	895,824

	312,971	374,148	208,705	895,824

(US dollars in million)	4,151	4,963	2,768	11,882
Considering the net debt position as at March 31, 2020 and the investment in bank deposits, corporate bonds and debt mutual funds, any increase in interest rates would result in a net loss and any decrease in interest rates would result in a net gain. The sensitivity analysis below has been determined based on the exposure to interest rates for financial instruments at the balance sheet date.

The table below illustrates the impact of a 0.5% to 2.0% movement in interest rates on floating rate financial assets/ liabilities (net) on profit/(loss) and equity assuming that the changes occur at the reporting date and has been calculated based on risk exposure outstanding as of date. The year end balances are not necessarily representative of the average debt outstanding during the year. This analysis also assumes that all other variables, in particular foreign currency rates, remain constant.

Increase in interest rates Year ended March 31,
	2019	2020	2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
0.50%	(812)	(960)	(13)
1.00%	(1,625)	(1,919)	(25)
2.00%	(3,250)	(3,838)	(51)
An equivalent reduction in interest rates would have an equal and opposite effect on the Group’s financial statements.
(d) Credit risk
Credit risk refers to the risk that counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group has adopted a policy of only dealing with creditworthy counterparties and obtaining sufficient collateral, where appropriate, as a means of mitigating the risk of financial loss from defaults.
The Group is exposed to credit risk from trade receivables, contract assets, cash and cash equivalents, short term investments and other financial instruments.
Credit risk on receivables is limited as almost all credit sales are against letters of credit and guarantees of banks of national standing. Moreover, given the diverse nature of the Group’s businesses trade receivables are spread over a number of customers with no significant concentration of credit risk. No single customer accounted for 10% or more of revenue on a consolidated basis in any of the years presented. The history of trade receivables shows a negligible provision for bad and doubtful debts. Therefore, the Group does not expect any material risk on account of non-performance
by any of the Group’s counterparties.

The Group has clearly defined policies to mitigate counterparty risks. For short-term investments, counterparty limits are in place to limit the amount of credit exposure to any one counterparty. This, therefore, results in diversification of credit risk for our mutual fund and bond investments. For derivative and financial instruments, the Group attempts to limit the credit risk by only dealing with reputable banks and financial institutions.
The carrying value of the financial assets represents the maximum credit exposure. The Group’s maximum exposure to credit risk as at March 31, 2019 and March 31, 2020 is
₹
 528,515 million and
₹
 487,908 million ($ 6,471 million) respectively.
The maximum credit exposure on financial guarantees given by the Group for various financial facilities is described in Note 33 on “Commitments, contingencies, and guarantees”.
None of the Group’s cash equivalents, including time deposits with banks, are past due or impaired. Regarding trade and other receivables, and other non-current
assets, there were no indications as at March 31,
2020
, that defaults in payment obligations will occur except as described in movement in allowance for impairment for financial assets given below.

Of the year end trade and other receivables, the following are expected to be realised in the normal course of business and hence not considered impaired:

As at March 31	2019	2020	2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Neither impaired nor past due	64,349	29,702	393
Past due but not impaired
Due Less than 1 month	8,728	7,941	105
Due Between 1 - 3 months	3,359	14,271	189
Due Between 3 - 12 months	5,992	16,858	224
Due Greater than 12 months	25,323	25,973	345

	107,751	94,745	1,256

Receivables are deemed to be past due or impaired with reference to the Group’s normal terms and conditions of business. These terms and conditions are determined on a case to case basis with reference to the customer’s credit quality and prevailing market conditions. Receivables that are classified as ‘past due’ in the above table are those that have not been settled within the terms and conditions that have been agreed with that customer.
The credit quality of the Group’s customers is monitored on an ongoing basis. Where receivables have been impaired, the Group actively seeks to recover the amounts in question and enforce compliance with credit terms.
Movement in allowances for Financial Assets (trade and other receivables and other non-current
assets)

Movements for the year ended March 31,	2019	2020	2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
As at April 01,	9,821	10,451	139
Allowance made during the year	491	2,576	34
Reversals/ write-off during the year	(54)	(354)	(5)
Foreign Exchange difference	193	377	5

As at March 31,	10,451	13,050	173

Derivative financial instruments
The Group uses derivative instruments as part of its management of exposure to fluctuations in foreign currency exchange rates, interest rates and commodity prices. The Group does not acquire or issue derivative financial instruments for trading or speculative purposes. The Group does not enter into complex derivative transactions to manage the treasury and commodity risks. Both treasury and commodities derivative transactions are normally in the form of forward contracts and these are subject to the Group guidelines and policies.
The fair values of all derivatives are separately recorded in the consolidated statements of financial position within current and non-current
assets and liabilities. Derivatives that are designated as hedges are classified as current or non-current
depending on the maturity of the derivative.

The use of derivatives can give rise to credit and market risk. The Group tries to control credit risk as far as possible by only entering into contracts with reputable banks and financial institutions. The use of derivative instruments is subject to limits, authorities and regular monitoring by appropriate levels of management. The limits, authorities and monitoring systems are periodically reviewed by management and the Board. The market risk on derivatives is mitigated by changes in the valuation of the underlying assets, liabilities or transactions, as derivatives are used only for risk management purposes.
Cash flow hedges
The Group enters into forward exchange and commodity price contracts for hedging highly probable forecast transaction and account for them as cash flow hedges and states them at fair value. Subsequent changes in fair value are recognized in the consolidated statements of comprehensive income until the hedged transaction occurs, at which time, the respective gain or losses are reclassified to the consolidated statements of profit or loss. These hedges have been effective for the year ended March 31, 2020.
The Group uses foreign exchange contracts from time to time to optimize currency risk exposure on its foreign currency transactions. The Group hedged part of its foreign currency exposure on capital commitments during the year ended 2020. Fair value changes on such forward contracts are recognized in the consolidated statements of comprehensive income.
The majority of cash flow hedges taken out by the Group during the year comprise non-derivative
hedging instruments for hedging the foreign exchange rate of highly probable forecast transactions and commodity price contracts for hedging the commodity price risk of highly probable forecast transactions.
The cash flows related to above are expected to occur during the year ended March 31,
2021
and consequently may impact the consolidated statements of profit or loss for that year depending upon the change in the commodity prices and foreign exchange rates movements. For cash flow hedges regarded as basis adjustments to initial carrying value of the property, plant and equipment, the depreciation on the basis adjustments made is expected to affect the consolidated statements of profit or loss over the expected useful life of the property, plant and equipment.
Fair value hedges
The fair value hedges relate to forward covers taken to hedge currency exposure and commodity price risks.
The Group’s sales are on a quotational period basis, generally one month to three months after the date of delivery at a customer’s facility. The Group enters into forward contracts for the respective quotational period to hedge its commodity price risk based on average LME prices. Gains and losses on these hedge transactions are substantially offset by the amount of gains or losses on the underlying sales. Net gains and losses are recognized in the consolidated statements of profit or loss.
The Group uses foreign exchange contracts from time to time to optimize currency risk exposure on its foreign currency transactions. Fair value changes on such forward contracts are recognized in the consolidated statements of profit or loss.
Non-designated
economic hedges
The Group enters into derivative contracts which are not designated as hedges for accounting purposes, but provide an economic hedge of a particular transaction risk or a risk component of a transaction. Hedging instruments include copper, aluminium future contracts on the LME and certain other derivative instruments. Fair value changes on such derivative instruments are recognized in the consolidated statements of profit or loss.

The fair value of the Group’s derivative positions recorded under derivative financial assets and derivative financial liabilities are as follows:

	As at March 31, 2019		As at March 31, 2020
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	( ₹ in million)				(US dollars in million)
Current
Cash flow hedges*
— Commodity contracts	31	60	1,036	—	14	—
— Forward foreign currency contracts	373	10	0	—	0	—
— Interest rate swap	—	—	—	26	—	0
Fair value hedges
— Commodity contracts	26	—	1,001	110	13	2
— Forward foreign currency contracts	46	—	2,125	360	28	5
No n — qua lifying hedges
— Commodity contracts	52	720	61	201	1	3
— Forward foreign currency contracts	250	3,656	2,694	248	36	3
— Other (Foreign currency swap)	—	64	5	15	0	0
Non Current
Cash flow hedge *
— Interest rate swap	—	—	—	77	—	1
Fair value hedges
— Forward foreign currency contracts	—	989	25	374	0	5

Total	778	5,499	6,947	1,411	92	19

*	Refer consolidated statements of comprehensive income and consolidated statements of change in equity for the change in the fair value of cash flow hedges.